Significant Accounting Policies - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restructuring Charges [Line Items]
Restructuring charges	$ 2,235	$ 2,843	$ 19,375
Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	44	235	881
Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	650	190	2,930
General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	486	437	3,975
Employee Termination Costs [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	1,209	2,054	2,179
Employee Termination Costs [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	44	235	283
Employee Termination Costs [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	650	190	719
Employee Termination Costs [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	486	437	597
Write-off [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	1,026	789	14,985
Write-off [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges			598
Write-off [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Write-off [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges			3,378
Others [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges			2,211
Others [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Others [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges			2,211
Others [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Product [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	1,037	1,683	5,657
Product [Member] | Employee Termination Costs [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	11	894	147
Product [Member] | Write-off [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	1,026	789	5,510
Product [Member] | Others [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Service [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	18	298	5,932
Service [Member] | Employee Termination Costs [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	18	298	433
Service [Member] | Write-off [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges			5,499
Service [Member] | Others [Member] | Cost of Sales [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges